Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Information about Group’s Segment

The table below provides information about Group’s segment (in thousands):

	For the six months ended June 30,
	2026				2025
	Sales of smart electric vehicles	Operational management and delivery services	Corporate and unallocated	Total	Consolidated
	(Unaudited)				(Unaudited)
Revenues	$700	$54,371	$-	$55,071	$572

Less:
Cost of revenues	(447)	(54,441)	-	(54,888)	(936)

Segment gross profit (loss)	253	(70)	-	183	(364)

Less:
Depreciation and amortization	(23)	(167)	(1,429)	(1,619)	(181)
Changes in fair value of warrant liabilities	-	-	15	15	(45)
Changes in fair value of convertible notes	-	-	(1,956)	(1,956)	-
Disposal loss of property and equipment	-	-	-	-	(114)
Inventory write-downs	-	-	-	-	(508)
Salary expenses	(1,364)	(14)	-	(1,378)	(25)
Share-based compensation	-	-	(31,211)	(31,211)	-
Other operating expenses	(4,524)	(161)	(563)	(5,248)	(1,921)
Interest (expenses) income, net	(10)	-	-	(10)	19
Other income, net	92	-	-	92	784
Income tax provision	40	-	-	40	-
Segment loss	$(5,536)	$(412)	$(35,144)	$(41,092)	$(2,355)